Exhibit 99.3

Exception Level

Run Date - XX/XX/XXXX

Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Reviewer Comments
XHIPRLONKH4	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	XHIPRLONKH4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
XMUXREG4OWC	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	XMUXREG4OWC-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	File is missing post closing VRR to verify value.
HZ1KXNKT5TH	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	HZ1KXNKT5TH-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Origination file is missing the required 2nd AVM to support appraised value, and does not include a XXX VVR. Provide acceptable Appraisal Product for review.
MQYIO0GTAWM	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	MQYIO0GTAWM-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Post origination VRR to support value is not in file. Please provide.
WZMERS352IY	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	WZMERS352IY-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Property value <$XXX: The subject property appraised as is for $XXX. The AVM, page 487, andXXX desk review, page 490, verified the value. No issues.
D4AX1E11PJC	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	D4AX1E11PJC-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file did not contain a post-appraisal or post-closing XXX AVM. The XXX valuation in file, page 387, is dated XX/XX/XXXX, prior to the Appraisal date XX/XX/XXXX, page 221. Provide a XXX valuation for review.
DQZ0H4GLXPA	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	DQZ0H4GLXPA-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The file is missing the appraisal used for the Appraised Value & Maximum Claim Amount of $XXX. Please provide.
KO4SP2CNGXT	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	KO4SP2CNGXT-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The file is missing Title Policy. The file does contain a Closing Protection Letter (P 337), but does not contain Title Commitment or Policy.
4XM0X3MZ3QX	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	4XM0X3MZ3QX-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file is missing XXX Valuation to support value used for subject transaction.
DYDUA32KWDR	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	DYDUA32KWDR-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file includes a XXX AVM, page 421, and aXXX AVM, page 411, which meet RMF guidelines. The file does not include a VVR to verify appraised value per Reps/Warrants. Provide an acceptable VVR for review.
EMCVTFMGLUE	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	EMCVTFMGLUE-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	File includes only Closing Protection Letter, page 334. Provide Final Title Policy, coverage $XXX				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
EMCVTFMGLUE	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	EMCVTFMGLUE-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Missing evidence hazard premium was paid, pages 262-265. Provide documentation of premium payment and no lapse in coverage afterXX/XX/XXXX.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
WB5K1Y1R3ED	XXXXXXX	XXXXXXXX	Reverse Mortgage		Resolved	Resolved	WB5K1Y1R3ED-TSSZWXVF	Cert of Counseling - Missing	* Cert of Counseling - Missing (Lvl R)	Per Condition Sheet, page 256, PCSA is not required. Guidelines, page 79 ,for waiver of counseling were not met. Provide a) copy of the (previous) counseling certificate, and, b) executed "Request to Waive Equity Elite Counseling Borrower Acknowledgment."				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
WB5K1Y1R3ED	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WB5K1Y1R3ED-H03GLEHV	Title Issue	* Title Issue (Lvl R)	Preliminary Title Report, page 124, does not include proposed mortgagee coverage amount. Provide Final Title Policy with $XXX mortgagee coverage.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
32OURDEIOAK	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	32OURDEIOAK-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The credit report in the file (P 93), does not reflect a credit score for the borrower. A mid-score of 809 was used for approval. Provide full credit report including score.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XHIPRLONKH4	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XHIPRLONKH4-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The file contain preliminary title policy, but it does not reflect coverage amount. Provide policy reflecting sufficient coverage.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
JWCSWWV00ZA	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	JWCSWWV00ZA-CIM5ZT38	State Specific Disclosure	* State Specific Disclosure (Lvl R)	The file is missing documentation that the borrower was provided a list of at least five (5) counselors approved by the XXX.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
IZKY4RRLFDI	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	IZKY4RRLFDI-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan closed with only a Hazard Insurance Binder, page 540, with the premium paid at closing, page 792 . The file requires a full policy or Declarations page from the insurer.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
JER1K4WJDFV	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	JER1K4WJDFV-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Loan file is missing income documentation. Per guidelines; For Social Security Retirement income, the mortgagee must obtain one of the following: Proof of Income Letter, also known as an “Awards Letter” or Budget Letter” or “Benefits Letter” that evidences income from the SSA; OR SSA-1099 statement AND One recent (within 90-days) bank statement, evidencing receipt of income; (Note: If unable to determine recipient of benefit that is being deposited, additional documentation may be required.) OR SSA-1099 statement AND most recent tax returns. UW is using SSI of $XXX for borrower and SSI of $XXX for co-borrower, in receipt of SS benefit letters and XXXX 1099's. However, loan file is missing such documentation.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
LW2QYN2WAEN	XXXXXXX	XXXXXXXX	Reverse Mortgage		Resolved	Resolved	LW2QYN2WAEN-TSSZWXVF	Cert of Counseling - Missing	* Cert of Counseling - Missing (Lvl R)	The loan file was missing a current Certificate of Loan Counseling. The Certificate at page 188 was expired at closing. Please provide a Certificate current at closing, or COVID-19 related waiver for same for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
LW2QYN2WAEN	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LW2QYN2WAEN-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file was missing evidence of current Hazard Insurance at closing. The file contained an Insurance Binder (P 530), that expired XX/XX/XXXX. The loan closed XX/XX/XXXX. Provide insurance policy.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
CCSTVRLEMJI	XXXXXXX	XXXXXXXX	Reverse Mortgage		Resolved	Resolved	CCSTVRLEMJI-083AHF1C	Monthly Income listed on 1009 - Missing	* Monthly Income listed on 1009 - Missing (Lvl R)	The loan file was missing Pension income documentation required to meet residual income requirements of $XXX/month, page 138, and used in the Assessment, page 147. Please provide for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
DQZ0H4GLXPA	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	DQZ0H4GLXPA-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)	The loan file was missing the HOA payment history. Please provide.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
GERC5PJLNVT	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	GERC5PJLNVT-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Loan file was approved using $XXX verified with Social Security Award letter for the borrower and 1099 SSI for co-borrower of $XXX verified with Social Security Award letter and 1099. Only the award letter for the co-borrower was found in the loan file. The 1099 for the co-borrower and the Award letter and the 1099 for the borrower are missing from the loan file.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
RJ5UWKKMZWS	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	RJ5UWKKMZWS-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per guidelines, loan file require a full appraisal and an AVM. Loan file contains the full appraisal, however, the AVM is missing from the loan file. An AVM order was found on the loan file page 460. A post closing Valuation Risk Review was in file. However, an AVM prior to closing is required.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
AU15SE2STPH	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AU15SE2STPH-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The loan file is missing the hazard insurance policy.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
0OG4AXLW1DQ	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	0OG4AXLW1DQ-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The subject property appraised as is for $XXX page 168. The AVM, page 248, and post-originationXXX desk review, page 251, did not verify the value within tolerance. Additionally, the lending value $XXXexceeded both secondary review values. Provide acceptable Appraisal Product to verify final lending value & claim amount.				XX/XX/XXXX: Cured.	XX/XX/XXXX: Cured.
WWKU5UNNHXC	XXXXXXX	XXXXXXXX	Valuation	Active	3: Curable	WWKU5UNNHXC-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	The XXX AVM (P 343) $XXX, and theXXX VRR (P 369) $XXX, do not support the Appraised value (P 195) $XXX within tolerance, or the value used $XXX. Provide supporting VRR for value used.	XX/XX/XXXX: Not cleared. The Field review provided reflects a value of $XXX The loan was approved with a value of $XXX.
XX/XX/XXXX: Not cleared. The DE UW origination analysis was received. However, The Field review provided reflects a value of $XXX. The loan was approved with a value of $XXX The field review is not within tolerance.	XX/XX/XXXX: Not cleared. The Field review provided reflects a value of $XXX The loan was approved with a value of $XXX.
XX/XX/XXXX: Not cleared. The DE UW origination analysis was received. However, The Field review provided reflects a value of $XXX. The loan was approved with a value of $XXX The field review is not within tolerance.
WWKU5UNNHXC	XXXXXXX	XXXXXXXX	Valuation	Active	3: Curable	WWKU5UNNHXC-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl 3)	The XXX AVM (P 343) $XXX and theXXX VRR (P 369) $XXX, do not support the Appraised value (P 195) $XXX, within tolerance, or the value used $XXXProvide supporting VRR for value used.	XX/XX/XXXX: Not cleared. The Field review provided reflects a value of $XXX The loan was approved with a value of $XXX.
XX/XX/XXXX: Not cleared. The DE UW origination analysis was received. However, The Field review provided reflects a value of $XXX The loan was approved with a value of $XXX The field review is not within tolerance.	XX/XX/XXXX: Not cleared. The Field review provided reflects a value of $XXX The loan was approved with a value of $XXX.
XX/XX/XXXX: Not cleared. The DE UW origination analysis was received. However, The Field review provided reflects a value of $XXX The loan was approved with a value of $XXX The field review is not within tolerance.
1ET2YK32UK2	XXXXXXX	XXXXXXXX	Valuation	Active	3: Curable	1ET2YK32UK2-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	The original appraised value was $XXX (P 279). The AVM in the file reflected a value of $XXX (P 368). The loan was approved with a value of $XXX and a LTV/HCLTV of 14.38%/48.9%. The file also contained a VRR (P 372), reflecting a value of XXX and a field review (conditions folder), reflecting a value of $XXX Utilizing the value from field review in the amount of $XXX, the HCLTV increased to 17.4%/59.18%.	XX/XX/XXXX: Not cleared. The field review provided reflects a value of $XXX The loan was approved with a value of $XXX. The field review is not within tolerance.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.	XX/XX/XXXX: Not cleared. The field review provided reflects a value of $XXX The loan was approved with a value of $XXX. The field review is not within tolerance.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
1ET2YK32UK2	XXXXXXX	XXXXXXXX	Valuation	Active	3: Curable	1ET2YK32UK2-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl 3)	The original appraised value was $XXX (P 279). The AVM in the file reflected a value of $XXX (P 368). The loan was approved with a value of $XXX and a LTV/HCLTV of 14.38%/48.9%. The file also contained a VRR (P 372), reflecting a value of $XXX and a field review (conditions folder), reflecting a value of $XXX Utilizing the value from field review in the amount of XXX the HCLTV increased to 17.4%/59.18%.	XX/XX/XXXX: Not cleared. The field review provided reflects a value of $XXX. The loan was approved with a value of $XXX. The field review is not within tolerance.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.	XX/XX/XXXX: Not cleared. The field review provided reflects a value of $XXX. The loan was approved with a value of $XXX. The field review is not within tolerance.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
EOEMJCFDMYN	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	EOEMJCFDMYN-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Asset dissipation was needed to qualify for residual income. Loan file is missing a bank statements forXXX with a balance of $XXX				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
QOB4RHTFG4R	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	QOB4RHTFG4R-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	For property value <$XXX 1 Appraisal & 2 AVMs that support appraised value are required under guidelines. The primary XXX AVM, page 358, does not support the appraised value within tolerance. Provide a post-appraisal/post-origination XXX VVR for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
VPKOSBM4QKH	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	VPKOSBM4QKH-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Homeowners Insurance coverage documentation is with an Agent's Binder only, page 325, with coverage expiring the month of closing. The HUD-1 reflects only the final monthly payment on the lapsing policy. Provide HOI Coverage documents verifying current adequate insurance coverage from XXX for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
REOTJBDVBD0	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	REOTJBDVBD0-NNN68MP3	No evidence of required debt payoff	* No evidence of required debt payoff (Lvl R)	Loan file does not contain proof of the departure residence was closed prior to the subject closing. Loan file contains a LOX (page 267) that includes that the property located at XXX, FL XXXwas listed to sell. A sale contract for such property in page 441, stipulates that the closing will be on or before XX/XX/XXXX. Pages 575 and 459 reflect HOI and real estate taxes for the departure property. However, the HUD-1 as proof that the property was sold is missing from the loan file. Please provide it.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
WYZW1FC12KA	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WYZW1FC12KA-PXITUQYJ	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	Per the borrower identification (P 82) and the credit report (P 178), primary borrower birth year is XXXX. The signed final application in the file reflects XXXX. Provide updated correct application.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
2ZS0GSE0FQI	XXXXXXX	XXXXXXXX	Credit	Resolved	Resolved	2ZS0GSE0FQI-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Required income documentation is missing from the loan file, including:
1) Social Security Award Letters are missing from the loan file.
2) Pension income documentation is missing from the loan file.
3) Rental income documentation for XXX, XXX, AZ, is missing from the loan file.
										Provide this documentation for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
QSHEGTIQMSX	XXXXXXX	XXXXXXXX	Reverse Mortgage		Resolved	Resolved	QSHEGTIQMSX-HSY8V866	Validation of primary residence - Missing	* Validation of primary residence - Missing (Lvl R)	The Borrower's Certification of Owner Occupancy is missing from file. Provide for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
ZDPNM0WBDBI	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	ZDPNM0WBDBI-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file is missing the post close VRR to support value used at origination.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
ITIFEJUX4PA	XXXXXXX	XXXXXXXX	Reverse Mortgage		Resolved	Resolved	ITIFEJUX4PA-083AHF1C	Monthly Income listed on 1009 - Missing	* Monthly Income listed on 1009 - Missing (Lvl R)	The loan file is missing required documentation for Social Security Income, Guidelines, page 127. Provide required income documents for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
CG0UXQNMXVR	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	CG0UXQNMXVR-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file is missing required Social Security income documentation. The 1099-SSA at page 309 is a partial year benefits, and does not include required bank statements reflecting the full month benefit. Provide an Awards Letter, or guideline required documentation to verify $1,185.00 monthly benefit amount used in Financial Assessment, page 210, for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
WZMERS352IY	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WZMERS352IY-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The loan file is missing Social Security income documentation. Provide Award Letters or other acceptable documents as required by guidelines, page 127, for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
AD100AUIMU0	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AD100AUIMU0-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file was missing evidence insurance premium was paid. Guidelines require the premium to be paid prior to or at closing. The premium was due the month of closing, page 321. Provide proof of payment and no lapse of coverage occurred for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
M0DBKZDIMZN	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	M0DBKZDIMZN-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing K-1s from XXX to document his distributive share items used by the Underwriter for effective income. Provide the forms K-1 corresponding to the 1065's beginning at page 259 for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
JTEGJD5UWCN	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	JTEGJD5UWCN-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing Social Security and Annuity income documentation required by guidelines. Documentation includes only 1 line item reference on bank statement, page 395. Provide documentation for each as required per guidelines pages 131-132, Social Security Income documentation, and page 136, Annuity documentation for review.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
2LHMXM2SB4B	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	2LHMXM2SB4B-B3Y9NUKQ	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl R)	The residual income is less than required since file is missing proof that business pays 75% of the borrower's car lease. XXX payment is $XXX, Underwriter used $XXX. Provide evidence that business pays 75% of the total monthly payment of the car lease.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
1XUN0IJPIHT	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	1XUN0IJPIHT-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing supporting documentation for taxes on borrowers' 2nd home, and confirming the property is free & clear. The Fraudguard, page 524, used the house number XXX, not XXX. Provide a Fraudguard report for the correct address to verify Property taxes, and that the property is not mortgaged for review.				XX/XX/XXXX: Not cleared. Documentation not received XX/XX/XXXX: Cleared.	XX/XX/XXXX: Not cleared. Documentation not received XX/XX/XXXX: Cleared.
GXV30Q2VBTM	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	GXV30Q2VBTM-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	The loan file was missing required Social Security income documentation. The underwriter states that Social Security "is from 2021 award letters and bank statement," page 186. Provide these documents for review.				XX/XX/XXXX: Not cleared. Documents not received. XX/XX/XXXX: Cleared.	XX/XX/XXXX: Not cleared. Documents not received. XX/XX/XXXX: Cleared.
VO5TKWKN3OM	XXXXXXX	XXXXXXXX	Reverse Mortgage	Resolved	Resolved	VO5TKWKN3OM-HSY8V866	Validation of primary residence - Missing	* Validation of primary residence - Missing (Lvl R)	Unable to verify incapacitated co-borrower occupies property, and is eligible for the transaction. LOE from care giver, page 84, states borrower is "under my care at the XXX." Asset Documents reflect $4,170/month payments to unknown, pages 256 #XXX, 260 #XXX, which could reasonably be amounts paid for inpatient care at a facility. The Attorney reviewing documents for the transaction, page 87, required that incapacitated spouse should not sign the note. File requires documentation that co-borrower, by signing the note under POA, is occupying borrower, and eligible for transaction for review.	XX/XX/XXXX: Not cleared. Email was received stating XXX is an at home care provider and they do not provide inpatient geriatric care. Provide evidence of this in the form of a printed document from provider website stating only provide at home care, an email from XXX stating they only provide at home care, or an email or other such document stating Co-Borrower receives in home care.
XX/XX/XXXX: Cleared.	XX/XX/XXXX: Not cleared. Email was received stating XXX is an at home care provider and they do not provide inpatient geriatric care. Provide evidence of this in the form of a printed document from provider website stating only provide at home care, an email from XXX stating they only provide at home care, or an email or other such document stating Co-Borrower receives in home care.
XX/XX/XXXX: Cleared.
35QRJVXKPY0	XXXXXXX	XXXXXXXX	Valuation		Active	3: Curable	35QRJVXKPY0-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	The file is missing the post closing VRR supporting the value used at origination for the subject property.				XX/XX/XXXX: Not cleared. The VRR was received and reflected a value of $XXX. The value used for subject loan was $XXX. The VRR is not within tolerance.	XX/XX/XXXX: Not cleared. The VRR was received and reflected a value of $XXX. The value used for subject loan was $XXX. The VRR is not within tolerance.
35QRJVXKPY0	XXXXXXX	XXXXXXXX	Valuation		Active	3: Curable	35QRJVXKPY0-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl 3)	The VRR reflected a value of $XXX. The value used for subject loan was $XXX The VRR is not within tolerance.				XX/XX/XXXX: Not cleared. The VRR was received and reflected a value of $XXX. The value used for subject loan was $XXX. The VRR is not within tolerance.	XX/XX/XXXX: Not cleared. The VRR was received and reflected a value of $XXX. The value used for subject loan was $XXX. The VRR is not within tolerance.
1LYM4UPVOEC	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	1LYM4UPVOEC-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was missing required Social Security income documentation. Per the application and the Financial Assessment, the borrower was qualified with $XXX SS and Co-Borrower with $XXXfor total income of $XXX. Provide documentation of income.	Rebuttable Presumption - Effective income from Asset Dissipation of Loan Proceeds of approximately $XXX/month is adequate to meet R/I Guidelines.			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
GC24I0A1UAY	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	GC24I0A1UAY-H3AUY2KN	Underwriting - Missing LOE	* Underwriting - Missing LOE (Lvl R)	File does not include LOE for tax liens on title, or delinquency on Mortgages through XX/XXXX.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
HLJSV5A35PB	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	HLJSV5A35PB-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	Per loan appraisal, the subject property is a 2 unit dwelling. Loan file contained a previous 1-4 Rider on page 159 from previous mortgage, dated XX/XX/XXXX. However, the 1-4 Rider for the subject loan is missing from the loan file. Please provide.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
TNTTNWN4U5X	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	TNTTNWN4U5X-DGF8JYTA	Title policy missing	* Title policy missing (Lvl R)	The preliminary title policy in the file does not reflect coverage amount. Provide title policy reflecting sufficient coverage.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
14DSCCPM4T5	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	14DSCCPM4T5-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The subject property is a 2 unit dwelling. The 1-4 family Rider is missing from the loan file. Please provide.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
04Y1200NWY4	XXXXXXX	XXXXXXXX	Valuation	Active	3: Curable	04Y1200NWY4-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Property value, lending value, and claim amount based on appraised value of $XXX page 320. The origination AVMs, pages 415 and 418, do not support the value within tolerance. Provide an acceptable Appraisal Product supporting the original appraised and lending values, and claim amount, for review.	XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.	XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
04Y1200NWY4	XXXXXXX	XXXXXXXX	Valuation	Active	3: Curable	04Y1200NWY4-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl 3)	The Appraised and Lending value, and claim amount are based on the original appraised value $XXX page 320. The XXX VVR, page 426 value of $XXX, with a High Risk rating does not verify the value used by the Lender. Provide an acceptable Appraisal Product to support the Appraised/Lending/Claim amounts for review.	XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.	XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
XX/XX/XXXX: Not cleared. Appraisal review from RMF was received. Third party review is required to support value.
ZDPNM0WBDBI	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	ZDPNM0WBDBI-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file contains CLOSING PROTECTION LETTER on page 404, however, the actual copy of Preliminary, Commitment or final policy is missing from the loan file. Please provide.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
BMUV4IWA1GA	XXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	BMUV4IWA1GA-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Loan file did not contain post closing VRR to support value used at origination.
MCO1WCDG05A	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MCO1WCDG05A-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The appraisal shows a 4 family home and the loan file is missing the 1-4 family rider to the mortgage.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
CQJS5CTGZRW	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	CQJS5CTGZRW-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The file was missing the counseling certificate.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
PJCET0TMRZV	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PJCET0TMRZV-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The loan file is missing the required 1-4 Family Rider. Subject property is a 2 unit dwelling. Please provide.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
PJCET0TMRZV	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PJCET0TMRZV-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file was approved with a social security income of $XXX. Proof of this income are missing from the loan file (award letter, or bank statements or Form SSA-1099). Please provide.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
K1CDPTFNGGS	XXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	K1CDPTFNGGS-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl 3)	The title policy in the file reflects insufficient coverage in the amount of $XXX Provide policy with sufficient coverage.				XX/XX/XXXX: Exception satisfied, Titel Policy reflecting adequate coverage was provded	XX/XX/XXXX: Exception satisfied, Titel Policy reflecting adequate coverage was provded